Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2025
Oil And Gas Properties
Schedule of Oil and Gas Properties

	SASB	Cendere	Total
Cost
As at December 31, 2023	$59,105,389	$2,651,992	$61,757,381
Additions	2,127,764	-	2,127,764
Sale of O&G assets	(1,087,146)	-	(1,087,146)
JV Contribution	(1,348,810)	-	(1,348,810)
Change in ARO estimate and additions	(610,113)	(1,587)	(611,700)
Currency translation adjustment	(10,685,298)	(421,305)	(11,106,604)
Impact of hyperinflation	22,177,851	989,773	23,167,625
Reclassified as assets held for sale (Note 5)	172,112	-	172,112
As at December 31, 2024	$69,851,749	$3,218,873	$73,070,622
Additions	721,672	-	721,672
Sale of O&G assets	(38,273)	-	(38,273)
JV Contribution	(379,450)	-	(379,450)
Change in ARO estimate and additions	239,061	1,728	240,789
Currency translation adjustment	(12,361,503)	(567,487)	(12,928,990)
Impact of hyperinflation	17,841,448	819,360	18,660,808
As at December 31, 2025	$75,874,704	$3,472,474	$79,347,178

Accumulated depletion and impairment
As at December 31, 2023	$7,083,686	$2,019,595	$9,103,281
Depletion	1,233,377	67,040	1,300,417
Impairment	9,892,000	-	9,892,000
Currency translation adjustment	(1,125,451)	(320,873)	(1,446,324)
Impact of hyperinflation	2,644,191	753,873	3,398,064
As at December 31, 2024	$19,727,803	$2,519,635	$22,247,438
Depletion	105,227	34,323	139,550
Impairment	54,498,394	-	54,498,394
Currency translation adjustment	(3,476,986)	(444,076)	(3,921,062)
Impact of hyperinflation	5,020,266	641,189	5,661,455
As at December 31, 2025	$75,874,704	$2,751,071	$78,625,775

Net book value
As at December 31, 2024	$50,123,946	$699,238	$50,823,184
As at December 31, 2025	$-	$721,403	$721,403